COMMON STOCK (Details Narrative) - USD ($)		1 Months Ended				3 Months Ended		12 Months Ended
	Apr. 13, 2020	Jan. 31, 2021	Jan. 31, 2021	Jan. 03, 2020	Feb. 21, 2019	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Common stock shares issued for stock grant								5,000
Common stock shares issued for stock grant, value								$ 1,000	$ 250,000
Common stock shares issued during the period								7,128,002
Proceeds from issuance of common stock						$ 1,417,313	$ 570,000	$ 1,050,488	$ 3,197,000
Restricted stock grant during period									1,396,026
Common stock shares issued for services								250,000
Common stock shares issued for services, value						$ 0	$ 0	$ 0	$ 17,000
Common stock per share price									$ 0.25
Common stock shares issued for conversion of notes payable, value								$ 201,600	$ 3,217,000
Warrant One [Member]
Warrans expired										72,669
ClariCare Asset Purchase Agreement [Member]
Business acquisition, consideration transferred, shares issued								4,555,994	2,301,007
Warrants [Member]
Shares issued/vested									55,000	4,002,646
Share price per share									$ 1.35	$ 1.35
Line of credit description			The Warrant Agreements is an equity line of credit and the Investor committed to purchase, subject to certain restrictions and conditions, up to $5.0 million worth (the “Commitment”) of the Company’s common stock over a period of 24 months from the effectiveness of the registration statement registering for resale shares purchased by the Investor pursuant to the Warrant Agreements. The Company has no other lines of credit as of June 30, 2021
Expire date									Dec. 31, 2020
TrinIT [Member]
Business acquisition, consideration transferred, shares issued				730,000				730,000
Director [Member]
Restricted stock grant during period					200,000
Common stock per share price									$ 0.25
Compensation expense								$ 50,000	$ 50,000
Board of Directors Chairman [Member]
Compensation expense	$ 50,000
Shares issued/vested	250,000
Share price per share	$ 0.25
Management [Member]
Restricted stock grant during period					475,000
Common stock per share price									$ 0.25
Compensation expense					$ 81,000
Unvested restricted stock excluded from common stock outstanding									262,500
Restricted stock issued/vested, description									212,500 shares vested on the date of the Board of Director approval, with 131,250 shares vesting on each of the next two anniversary dates of the Board of Director approval
Executives And Directors [Member] | Restricted Stock [Member]
Shares issued/vested									412,500
Stock reserved for future issuance as compensation									675,000
Former employee [Member]
Common stock issued as compensastion, value								$ 423,300
Common stock issued as compensastion								2,124,693	66,666
2020 [Member]
Compensation expense								$ 31,000
Restricted stock vested/issued								433,333
2020 [Member] | Management [Member]
Compensation expense								$ 33,000
2020 [Member] | Board of Director [Member]
Compensation expense								$ 67,000
April 1, 2018 [Member] | Director [Member]
Common stock shares issued for stock grant								1,000,000
Compensation expense									$ 83,000
Unvested restricted stock excluded from common stock outstanding								333,334
Shares issued/vested								333,333
Share price per share									$ 0.25
2021 [Member] | Management [Member]
Compensation expense								$ 5,000
May 22, 2018 [Member] | Board of Directors Chairman [Member]
Common stock shares issued for stock grant								4,287,161
Compensation expense								$ 179,000
Unvested restricted stock excluded from common stock outstanding									714,527
Shares issued/vested								2,858,107
Share price per share									$ 0.25
Evenly in 2019 and 2020 [Member] | Board of Directors Chairman [Member]
Restricted stock vested/issued								1,429,054
Evenly in 2020 and 2021 [Member] | Executives And Directors [Member] | Restricted Stock [Member]
Shares issued/vested								262,500
Evenly in 2019 and 2020 [Member] | Director [Member]
Shares issued/vested								666,667
Convertible Promissory Note Payable [Member]
Common stock shares issued for conversion of notes payable, value								$ 250,781
Common stock shares issued for cash, shares								1,000,000
Executive And Employee [Member]
Common stock shares issued for services, value		$ 481,923	$ 819,000
Common stock shares issued for conversion of notes payable, value		$ 1,395,000	$ 1,100,000
Common stock shares issued for cash, shares		22,500,000	23,000,000					6,761,558	12,435,759
Common stock shares issued for services, shares		7,900,000	16,400,000